Dividends on ordinary shares (Narrative) (Details) - Ordinary shares [member] - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Consolidated and separate financial statements [line items]
Dividends approved, per share		£ 0
Par value per share		25
Total Dividend, per share	£ 2.5	£ 0
Ordinary shares in issue		17,133
Interim dividends		£ 427	£ 170
Dividends declared		£ 341	£ 339